UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, Inc.

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:   Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       February 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No.  Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total:  $212,002
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number          Name

     1.                                 Peninsula Fund, LP

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN  2          COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                                             FAIR
                                TITLE                        MARKET                                              VOTING AUTHORITY
                                  OF                         VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  CLASS              CUSIP    (x1000)     PRN AMT  PRN CALL DISCRETION   MGR     SOLE     SHARED  NONE
ABAXIS INC                       COM             002567105    2884      175010   SH         SHARED       1              175010
AEROPOSTALE                      COM             007865108    1212       46100   SH         SHARED       1               46100
ALLIANCE ONE INTL INC            COM             018772103    1491      382200   SH         SHARED       1              382200
APAC CUSTOMER SERVICES INC       COM             00185E106    4294     2346216   SH         SHARED       1             2346216
AT ROAD INC                      COM             04648K105     747      142798   SH         SHARED       1              142798
AUTOBYTEL INC                    COM             05275N106    8803     1782055   SH         SHARED       1             1782055
AUTOBYTEL INC                    COM             05275N106    7534     1525000   SH          SOLE      NONE   1525000
BABYUNIVERSE INC                 COM             056332109     419       50000   SH         SHARED       1               50000
CAL DIVE INTL INC                COM             127914109    1606       44758   SH         SHARED       1               44758
CANADIAN SUPERIOR ENERGY INC     COM             136644101     206      100000   SH         SHARED       1              100000
CE FRANKLIN LTD                  COM             125151100    3807      275000   SH         SHARED       1              275000
CHARLOTTE RUSSE HLDG INC         COM             161048103    4012      192623   SH         SHARED       1              192623
CHESAPEAKE ENERGY CORP           COM             165167107     952       30000   SH         SHARED       1               30000
CHEVRON CORP NEW                 COM             166764100    1419       25000   SH         SHARED       1               25000
CHIQUITA BRANDS INTL INC         COM             170032809     700       35000   SH         SHARED       1               35000
CIRRUS LOGIC INC                 COM             172755100     267       40000   SH         SHARED       1               40000
CLICK COMMERCE INC               COM NEW         18681D208    1333       63434   SH         SHARED       1               63434
CONTANGO OIL & GAS COMPANY       COM NEW         21075N204    2404      210100   SH         SHARED       1              210100
CONVERA CORP                     CL A            211919105     412       41595   SH         SHARED       1               41595
CUTERA INC                       COM             232109108    2786      105680   SH         SHARED       1              105680
DIAMOND OFFSHORE DRILLING IN     COM             25271C102    2435       35000   SH         SHARED       1               35000
DIEDRICH COFFEE INC              COM NEW         253675201    2643      545000   SH         SHARED       1              545000
DITECH COMMUNICATIONS CORP       COM             25500M103     434       52015   SH         SHARED       1               52015
DRIL-QUIP INC                    COM             262037104    3540       75000   SH         SHARED       1               75000
ELECTROGLAS INC                  COM             285324109    3335     1149997   SH         SHARED       1             1149997
ELECTROGLAS INC                  COM             285324109    1813      625000   SH          SOLE      NONE    625000
ELOYALTY CORP                    COM NEW         290151307    1845      179345   SH         SHARED       1              179345
ENSCO INTL INC                   COM             26874Q100    7983      180000   SH         SHARED       1              180000
EXXON MOBIL CORP                 COM             30231G102    3089       55000   SH CALL    SHARED       1               55000
FLOTEK INDS INC DEL              COM             343389102    1072       57500   SH         SHARED       1               57500
GARDNER DENVER INC               COM             365558105    1726       35000   SH         SHARED       1               35000
GLOBALSANTAFE CORP               SHS             G3930E101    4815      100000   SH         SHARED       1              100000
GRANT PRIDECO INC                COM             38821G101    4412      100000   SH         SHARED       1              100000
GTSI CORP                        COM             36238K103    3072      438808   SH         SHARED       1              438808
HASTINGS ENTMT INC               COM             418365102      68       12421   SH         SHARED       1               12421
HEXCEL CORP NEW                  COM             428291108     903       50000   SH         SHARED       1               50000
HI / FN INC                      COM             428358105    3178      567254   SH         SHARED       1              567254
HI / FN INC                      COM             428358105     420       75000   SH          SOLE      NONE     75000
HOOPER HOLMES INC                COM             439104100    1221      478788   SH         SHARED       1              478788
HORNBECK OFFSHORE SVCS INC N     COM             440543106    1308       40000   SH         SHARED       1               40000
HURCO COMPANIES INC              COM             447324104     771       25000   SH         SHARED       1               25000
HUTCHINSON TECHNOLOGY INC        COM             448407106    1423       50000   SH         SHARED       1               50000
INPHONIC INC                     COM             45772G105     208       23930   SH         SHARED       1               23930
JONES APPAREL GROUP INC          COM             480074103    1167       38000   SH         SHARED       1               38000
KIRKLANDS INC                    COM             497498105    1177      197184   SH         SHARED       1              197184
KMG AMER CORP                    COM             482563103    5461      594900   SH         SHARED       1              594900
LSI LOGIC CORP                   COM             502161102     600       75000   SH         SHARED       1               75000
MAXTOR CORP                      COM NEW         577729205    7808     1125000   SH         SHARED       1             1125000
MAXTOR CORP                      COM NEW         577729205    2429      350000   SH          SOLE      NONE    350000
MCDERMOTT INTL INC               COM             580037109    4461      100000   SH         SHARED       1              100000
MEDIA GEN INC                    CL A            584404107    1207       23800   SH         SHARED       1               23800
MOVIE GALLERY INC                COM             624581104    4392      782850   SH         SHARED       1              782850
NABORS INDUSTRIES LTD            SHS             G6359F103    1136       15000   SH         SHARED       1               15000
NATIONAL OILWELL VARCO INC       COM             637071101    9092      145000   SH         SHARED       1              145000
NEW FRONTIER MEDIA INC           COM             644398109    1726      264377   SH         SHARED       1              264377
NIKE INC                         CL B            654106103    2100       24200   SH         SHARED       1               24200
NOBLE ENERGY INC                 COM             655044105    1136       28200   SH         SHARED       1               28200
OMNICELL INC                     COM             68213N109    2032      170000   SH         SHARED       1              170000
PACIFIC SUNWEAR CALIF INC        COM             694873100     566       22700   SH         SHARED       1               22700
PAN AMERICAN SILVER CORP         COM             697900108     754       40000   SH         SHARED       1               40000
PEAK INTL LTD                    ORD             G69586108    1050      396379   SH         SHARED       1              396379
PETROHAWK ENERGY CORP            COM             716495106     992       75000   SH         SHARED       1               75000
PIER 1 IMPORTS INC               COM             720279108     520       59600   SH         SHARED       1               59600
POMEROY IT SOLUTIONS INC         COM             731822102     370       44350   SH         SHARED       1               44350
PYR ENERGY CORP                  COM             693677106     461      341667   SH         SHARED       1              341667
QUIKSILVER INC                   COM             74838C106    1038       75000   SH         SHARED       1               75000
REGAL ENTMT GROUP                CL A            758766109    1689       88800   SH         SHARED       1               88800
REMEDYTEMP INC                   CL A            759549108    3719      402037   SH         SHARED       1              402037
ROWAN COS INC                    COM             779382100    1782       50000   SH         SHARED       1               50000
SASOL LTD                        SPONSORED ADR   803866300     891       25000   SH         SHARED       1               25000
SIRF TECHNOLOGY HLDGS INC        COM             82967H101     298       10000   SH         SHARED       1               10000
SOURCE INTERLINK COS INC         COM NEW         836151209    2612      234876   SH         SHARED       1              234876
STANDARD MICROSYSTEMS CORP       COM             853626109     861       30000   SH         SHARED       1               30000
TALK AMERICA HLDGS INC           COM NEW         87426R202    3644      422195   SH         SHARED       1              422195
TESCO CORP                       COM             88157K101     925       50000   SH         SHARED       1               50000
THOR INDS INC                    COM             885160101    1278       31900   SH         SHARED       1               31900
TIDEWATER INC                    COM             886423102    1556       35000   SH CALL    SHARED       1               35000
TIDEWATER INC                    COM             886423102    7336      165000   SH         SHARED       1              165000
TOREADOR RES CORP                COM             891050106    6186      293601   SH         SHARED       1              293601
TRANSMERIDIAN EXPL INC           COM             89376N108     610      100000   SH         SHARED       1              100000
TRANSOCEAN INC                   ORD             G90078109    1742       25000   SH         SHARED       1               25000
TRM CORP                         COM             872636105    4704      631427   SH         SHARED       1              631427
TURBOCHEF TECHNOLOGIES INC       COM NEW         900006206    1292       90000   SH         SHARED       1               90000
VINTAGE PETE INC                 COM             927460105    2667       50000   SH         SHARED       1               50000
VITAL IMAGES INC                 COM             92846N104    1281       49000   SH         SHARED       1               49000
WEBSIDESTORY INC                 COM             947685103    2116      116702   SH         SHARED       1              116702
WEBSIDESTORY INC                 COM             947685103    1752       96654   SH          SOLE      NONE     96654
WILLIAMS COS INC DEL             COM             969457100    1390       60000   SH         SHARED       1               60000
WILSONS THE LEATHER EXPERTS      COM             972463103    3237      891697   SH         SHARED       1              891697
WINNEBAGO INDS INC               COM             974637100     719       21600   SH         SHARED       1               21600
XTO ENERGY INC                   COM             98385X106    3515       80001   SH         SHARED       1               80001
YAHOO INC                        COM             984332106     980       25000   SH         SHARED       1               25000
ZHONE TECHNOLOGIES INC NEW       COM             98950P108    1484      700000   SH         SHARED       1              700000
ZHONE TECHNOLOGIES INC NEW       COM             98950P108    1060      500000   SH          SOLE      NONE    500000
                                                            212002



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